Business Segments Information (Tables)	12 Months Ended
Sep. 30, 2015
Segment Reporting [Abstract]
Results Of Operations By Business Segments

	Sales			Earnings			Total Assets
	2013	2014	2015	2013	2014	2015	2013	2014	2015
Process Management	$8,610	9,189	8,516	$1,809	1,918	1,493	$6,878	7,771	7,704
Industrial Automation	4,885	4,990	4,121	777	802	600	3,606	3,574	2,808
Network Power	6,155	5,073	4,441	554	459	231	6,603	5,233	4,743
Climate Technologies	3,876	4,109	4,011	716	737	698	2,245	2,378	2,314
Commercial &
Residential Solutions	1,865	1,924	1,924	404	424	403	1,153	1,152	817
	25,391	25,285	23,013	4,260	4,340	3,425	20,485	20,108	18,386
Differences in
accounting methods				221	252	223
Corporate and other (a)				(1,067)	(1,050)	684	4,226	4,069	3,702
Sales eliminations/Interest	(722)	(748)	(709)	(218)	(194)	(171)
Total	$24,669	24,537	22,304	$3,196	3,348	4,161	$24,711	24,177	22,088

(a) Corporate and other in 2015 includes pretax gains on divestitures of $1,039 and $10 of costs related to the planned spinoff of the network power systems business (see Note 3), and in 2014 and 2013 includes pretax goodwill impairment charges of $508 and $528, respectively. Corporate and other also includes stock compensation expense, which decreased $113 and $78 in 2015 and 2014, respectively. See Note 14.

Business Segments Financial Information

	Intersegment Sales			Depreciation and Amortization			Capital Expenditures
	2013	2014	2015	2013	2014	2015	2013	2014	2015
Process Management	$6	8	5	$201	249	276	$276	300	244
Industrial Automation	631	664	633	145	145	122	124	123	128
Network Power	39	27	26	238	198	178	88	68	48
Climate Technologies	44	47	44	130	132	132	100	145	134
Commercial &
Residential Solutions	2	2	1	53	52	51	40	49	52
Corporate and other				52	55	56	50	82	79
Total	$722	748	709	$819	831	815	$678	767	685

Financial Information By Geographic Area

	Sales by Destination			Property, Plant and Equipment
	2013	2014	2015	2013	2014	2015
United States and Canada	$10,964	11,262	10,673	$1,969	2,036	1,979
Asia	5,888	5,483	4,936	518	602	564
Europe	4,841	4,815	4,024	772	803	733
Latin America	1,555	1,508	1,241	308	306	254
Middle East/Africa	1,421	1,469	1,430	38	55	55
Total	$24,669	24,537	22,304	$3,605	3,802	3,585